Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of future undiscounted aggregate minimum lease payments
Year ended December 31,	Amount
2022	$343,408
2023	158,177
2024	-
2025	-
2026	-
thereafter	-
Total undiscounted future minimum lease payments	501,585
Less: Amounts representing interest	14,899
Total present value of operating lease liabilities	486,686
Less: current portion of operating lease liabilities	337,698
Non-current portion of operating lease liabilities	$148,988